EMPLOYEE BENEFIT PLAN (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EMPLOYEE BENEFIT PLAN
Employer contributions	$ 77,100	$ 100,000	$ 200,000
Defined contribution plan expenses	$ 4,300,000	$ 4,200,000	$ 3,100,000